Basis of Presentation and Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

A.	Unaudited Interim Financial Statements

The accompanying unaudited interim condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. In the opinion of the management, all adjustments considered necessary for a fair presentation have been included (consisting only of normal recurring adjustments except as otherwise discussed). For further information, reference is made to the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021.

The results of operation for the three and six months ended June 30, 2022, are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.

B.	Issuance of bonus shares:

On February 13, 2022, the Company effected a bonus shares issuances under Israeli law to reflect the effect of 44-for-1 forward share split of the Company’s ordinary shares. Accordingly, (i) for each one share of outstanding ordinary shares, 43 additional ordinary shares were issued and distributed to the holder thereof; (ii) the number of shares of ordinary shares issuable upon the exercise of each outstanding convertible preferred shares, warrant and option was proportionately increased by 43 additional ordinary shares; (iii) the exercise price of each outstanding option to purchase ordinary shares was proportionately adjusted; (iv) the authorized number of ordinary shares was increased in order to reflect such issuance of bonus shares; and (v) the par value of ordinary shares was not adjusted as result of this issuance of bonus shares. All the share numbers, share prices, and exercise prices have been adjusted retroactively within these financial statements to reflect the issuance of the bonus shares.

C.	Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited interim condensed financial statements are identical to those applied in the preparation of the latest annual financial statements.

D.	Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.